Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K we are providing the following information to show how compensation actually paid (“CAP”) to the PEO and the Non-PEO NEOs (as defined below) (averaged) relates to certain total shareholder return results, Garmin net income and Garmin operating income results for the years 2020-2023.

			Average	Average
			Summary	Compensation	Value of Initial Fixed $100
			Compensation	Actually Paid	Investment Based on:
	Summary		Table Total for	to Non-PEO		Peer Group
	Compensation	Compensation	Non-PEO Named	Named	Total	Total
	Table Total for	Actually Paid to	Executive	Executive	Shareholder	Shareholder		Operating
Year	PEO	PEO	Officers	Officers	Return	Return	Net Income	Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$6,540,666	$10,679,153	$2,113,742	$3,241,006	$144.25	$148.74	$1,289,636,000	$1,092,160,000
2022	$4,585,595	$900,886	$1,888,561	$698,576	$100.81	$104.45	$973,585,000	$1,027,845,000
2021	$4,238,341	$5,967,081	$1,694,354	$2,271,591	$142.59	$165.87	$1,082,200,000	$1,218,620,000
2020	$3,684,276	$5,909,431	$1,596,351	$2,383,954	$125.14	$133.30	$992,324,000	$1,054,240,000

The PEO for each year was Clifton A. Pemble. For 2023 and 2022, the Non-PEO NEOs were Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois. For 2021 and 2020, the Non-PEO NEOs were Min H. Kao, Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois.

The peer group for purposes of the table above is the S&P 500 Consumer Discretionary Index.

Operating income, for compensation purposes, is presented from the Company’s audited financial statements without adjustment.

To calculate CAP for our PEO, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation, as required under Item 402(v) of Regulation S-K:

		Deduction of
		Reported Value of	Equity Award
Year	SCT Total	Equity Awards	Adjustments	CAP
		(i)	(ii)
2023	$6,540,666	$(5,150,023)	$9,288,510	$10,679,153
2022	$4,585,595	$(3,323,452)	$(361,257)	$900,886
2021	$4,238,341	$(3,003,686)	$4,732,426	$5,967,081
2020	$3,684,276	$(2,599,853)	$4,825,008	$5,909,431

(i)	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for PEO	2023	2022	2021	2020
RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$2,875,568	$1,850,599	$1,663,383	$1,419,079
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$634,049	$(513,916)	$173,666	$304,853
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$498,869	$(516,070)	$208,362	$315,569
PC-RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$4,990,626	-	$2,352,257	$2,574,357
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$211,356	$(793,151)	$263,567	$310,319
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$78,042	$(388,719)	$71,191	$(99,169)
TOTAL EQUITY AWARD ADJUSTMENTS FOR PEO	$9,288,510	$(361,257)	$4,732,426	$4,825,008

To calculate CAP for our Non-PEO NEOs (averaged), the following amounts were deducted from and added to SCT total compensation, as required under Item 402(v) of Regulation S-K:

		Deduction of
		Reported Value of	Equity Award
Year	SCT Total	Equity Awards	Adjustments	CAP
		(i)	(ii)
2023	$2,113,741.80	$(1,199,957.74)	$2,327,222.08	$3,241,006.14
2022	$1,888,561.36	$(1,034,935.85)	$(155,048.80)	$698,575.71
2021	$1,694,354.32	$(892,596.32)	$1,469,832.93	$2,271,590.93
2020	$1,596,350.64	$(843,849.45)	$1,631,451.75	$2,383,953.93
(i)	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for Non-PEO NEOs	2023	2022	2021	2020
RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$592,408.73	$548,617.91	$438,135.84	$407,421.74
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$183,026.25	$(139,300.83)	$50,458.72	$93,082.64
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$142,034.94	$(145,836.36)	$63,083.10	$99,505.38
PC-RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$1,311,231.40	-	$790,792.83	$939,756.70
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$71,054.53	$(275,337.21)	$99,429.79	$128,339.73
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$27,466.24	$(143,193.30)	$27,931.65	$(36,655.44)
TOTAL EQUITY AWARD ADJUSTMENTS FOR NON-PEO NEOs	$2,327,222.08	$(155,048.80)	$1,469,832.93	$1,631,451.75

Company Selected Measure Name		Operating income
Named Executive Officers, Footnote [Text Block]

The PEO for each year was Clifton A. Pemble. For 2023 and 2022, the Non-PEO NEOs were Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois. For 2021 and 2020, the Non-PEO NEOs were Min H. Kao, Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois.

Peer Group Issuers, Footnote [Text Block]		The peer group for purposes of the table above is the S&P 500 Consumer Discretionary Index.
PEO Total Compensation Amount		$ 6,540,666	$ 4,585,595	$ 4,238,341	$ 3,684,276
PEO Actually Paid Compensation Amount		$ 10,679,153	900,886	5,967,081	5,909,431
Adjustment To PEO Compensation, Footnote [Text Block]

		Deduction of
		Reported Value of	Equity Award
Year	SCT Total	Equity Awards	Adjustments	CAP
		(i)	(ii)
2023	$6,540,666	$(5,150,023)	$9,288,510	$10,679,153
2022	$4,585,595	$(3,323,452)	$(361,257)	$900,886
2021	$4,238,341	$(3,003,686)	$4,732,426	$5,967,081
2020	$3,684,276	$(2,599,853)	$4,825,008	$5,909,431

(i)	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for PEO	2023	2022	2021	2020
RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$2,875,568	$1,850,599	$1,663,383	$1,419,079
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$634,049	$(513,916)	$173,666	$304,853
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$498,869	$(516,070)	$208,362	$315,569
PC-RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$4,990,626	-	$2,352,257	$2,574,357
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$211,356	$(793,151)	$263,567	$310,319
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$78,042	$(388,719)	$71,191	$(99,169)
TOTAL EQUITY AWARD ADJUSTMENTS FOR PEO	$9,288,510	$(361,257)	$4,732,426	$4,825,008

Non-PEO NEO Average Total Compensation Amount		$ 2,113,741.80	1,888,561.36	1,694,354.32	1,596,350.64
Non-PEO NEO Average Compensation Actually Paid Amount		$ 3,241,006.14	698,575.71	2,271,590.93	2,383,953.93
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

		Deduction of
		Reported Value of	Equity Award
Year	SCT Total	Equity Awards	Adjustments	CAP
		(i)	(ii)
2023	$2,113,741.80	$(1,199,957.74)	$2,327,222.08	$3,241,006.14
2022	$1,888,561.36	$(1,034,935.85)	$(155,048.80)	$698,575.71
2021	$1,694,354.32	$(892,596.32)	$1,469,832.93	$2,271,590.93
2020	$1,596,350.64	$(843,849.45)	$1,631,451.75	$2,383,953.93
(i)	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for Non-PEO NEOs	2023	2022	2021	2020
RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$592,408.73	$548,617.91	$438,135.84	$407,421.74
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$183,026.25	$(139,300.83)	$50,458.72	$93,082.64
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$142,034.94	$(145,836.36)	$63,083.10	$99,505.38
PC-RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$1,311,231.40	-	$790,792.83	$939,756.70
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$71,054.53	$(275,337.21)	$99,429.79	$128,339.73
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$27,466.24	$(143,193.30)	$27,931.65	$(36,655.44)
TOTAL EQUITY AWARD ADJUSTMENTS FOR NON-PEO NEOs	$2,327,222.08	$(155,048.80)	$1,469,832.93	$1,631,451.75

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Performance Measures

As required under Item 402(v) of Regulations S-K, in the table below we list the financial performance measures used by the Compensation Committee to link compensation actually paid to the NEOs for 2023 to Garmin’s performance.

Operating Income
Revenue

Total Shareholder Return Amount		$ 144.25	100.81	142.59	125.14
Peer Group Total Shareholder Return Amount		148.74	104.45	165.87	133.30
Net Income (Loss) Attributable to Parent		$ 1,289,636,000	$ 973,585,000	$ 1,082,200,000	$ 992,324,000
Company Selected Measure Amount		1,092,160,000	1,027,845,000	1,218,620,000	1,054,240,000
PEO Name		Clifton A. Pemble	Clifton A. Pemble	Clifton A. Pemble	Clifton A. Pemble
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
PEO [Member] | Deduction of Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	$ (5,150,023)	$ (3,323,452)	$ (3,003,686)	$ (2,599,853)
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	9,288,510	(361,257)	4,732,426	4,825,008
PEO [Member] | Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,875,568	1,850,599	1,663,383	1,419,079
PEO [Member] | Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		634,049	(513,916)	173,666	304,853
PEO [Member] | Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		498,869	(516,070)	208,362	315,569
PEO [Member] | Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,990,626		2,352,257	2,574,357
PEO [Member] | Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		211,356	(793,151)	263,567	310,319
PEO [Member] | Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		78,042	(388,719)	71,191	(99,169)
Non-PEO NEO [Member] | Deduction of Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	(1,199,957.74)	(1,034,935.85)	(892,596.32)	(843,849.45)
Non-PEO NEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	2,327,222.08	(155,048.80)	1,469,832.93	1,631,451.75
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		592,408.73	548,617.91	438,135.84	407,421.74
Non-PEO NEO [Member] | Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		183,026.25	(139,300.83)	50,458.72	93,082.64
Non-PEO NEO [Member] | Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		142,034.94	(145,836.36)	63,083.10	99,505.38
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,311,231.40		790,792.83	939,756.70
Non-PEO NEO [Member] | Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		71,054.53	(275,337.21)	99,429.79	128,339.73
Non-PEO NEO [Member] | Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 27,466.24	$ (143,193.30)	$ 27,931.65	$ (36,655.44)

[1]	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
[2]	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:
[3]	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
[4]	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below: